Income Tax: (Details Narrative) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Income Tax Benefit Recorded By The Company	$ 0.0	$ 0.6
The Companys Income Tax Receivable	$ 8.7